ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2020
NET PREMIUMS EARNED
Schedule of amounts arising from insurance contracts

b)   The movements of the captions “Accounts receivable and payable to reinsurers and coinsurers” are as follows:

Accounts receivable:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)

Balances as of January 1	791,704	842,043	715,695
Reported claims of premiums ceded, Note 26	283,041	321,375	367,969
Reserve risk in progress of premiums ceded, Note 25(a)(**)	23,186	(14,935)	34,709
Premiums assumed	—	668	5,882
Settled claims of premiums ceded by reinsurance contracts	(229,729)	(226,769)	(238,936)
Collections and others, net (i)	51,217	(130,678)	(43,276)
Balances at the end of the period	919,419	791,704	842,043

Accounts receivable as of December 31, 2020 and December 31, 2019, include S/282.0 million and S/201.0 million, respectively, which correspond to the assigned  portion of technical reserves for premiums ceded to the reinsurers.

(i)As of December 31, 2020, the balance consists of collections made to reinsurers, which were reduced by S/10.0 million, as well as the effect of exchange difference for approximately S/55.0 million; As of December 31, 2019, collections made amounted to S/ 115.0 million and the effect of exchange difference for S/ (4.4) million.

Accounts Payable:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)

Balances as of January 1	216,734	291,693	235,185
Premiums ceded for automatic contracts (mainly excess of loss), Note 25(a)(**)	244,112	254,839	243,427
Premiums ceded to reinsurers in facultative contracts, Note 25(a)(**)	327,098	289,386	288,928
Coinsurance granted	753	4,332	11,433
Payments and other, net	(450,251)	(623,516)	(487,280)
Balances at the end of the period	338,446	216,734	291,693